Right of use assets - Summary (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book amount	$ 0	$ 238,053	[1]	$ 0
Adoption of IFRS 16	204,937					$ 204,937
Exchange differences		(51,155)		(12,782)
Additions and re-measurements		63,616		91,066
Depreciation of right of use assets		(40,820)		(45,168)	[2]	0	[2]
Closing net book amount	$ 204,937	209,694		238,053	[1]	0
Agricultural Partnerships
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book amount		219,837
Adoption of IFRS 16						194,763
Exchange differences		(47,186)		1,582
Additions and re-measurements		53,149		60,770
Depreciation of right of use assets		(33,530)		(37,278)
Closing net book amount		192,270		219,837
Others
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book amount		18,216
Adoption of IFRS 16						$ 10,174
Exchange differences		(3,969)		(14,364)
Additions and re-measurements		10,467		30,296
Depreciation of right of use assets		(7,290)		(7,890)
Closing net book amount		$ 17,424		$ 18,216

[1]	Prior periods have been recast to reflect the Company's change in accounting policy for the reclassification within shareholders equity of the initial application of IAS 29 as explained in Note 34.1.
[2]	Prior periods have been recast to reflect the Company's change in accounting policy for the reclassification within financial results as explained in Note 34.1